Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
CIK	dei_EntityCentralIndexKey	0001286364
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2024
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer Short Term Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STABX
Pioneer Short Term Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHCX
Pioneer Short Term Income Fund | C2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIIX
Pioneer Short Term Income Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIKX
Pioneer Short Term Income Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHYX